Offerings - Offering: 1	Jan. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	1,573,598
Proposed Maximum Offering Price per Unit	161.145
Maximum Aggregate Offering Price	$ 253,577,449.71
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,019.05
Offering Note	Note 1a. The ordinary shares of Belite Bio, Inc (the "Registrant") registered hereunder are represented by the Registrant's American depositary shares ("ADSs"), with each ADS representing one (1) ordinary share, par value $0.0001 per share. The registrant's ADSs issuable upon deposit of the ordinary shares have been registered under a separate registration statement on Form F-6 (333-264395). Note 1b. The amount registered represents ordinary shares that were automatically added to the shares reserved and authorized for issuance under Belite Bio, Inc 2022 Performance Incentive Plan (the "2022 Plan"), pursuant to an "evergreen" provision contained in the 2022 Plan. Pursuant to such provision, the maximum aggregate number of ordinary shares available for issuance shall automatically increase on the first trading day in January of each calendar year during the term of the 2022 Plan, commencing with January 2023, by an amount equal to (i) four percent (4%) of the total number of ordinary shares issued and outstanding on December 31 of the immediately preceding calendar year or (ii) such lesser number of ordinary shares as may be established by the registrant's board of directors. To the extent that the actual number of shares that may be offered pursuant to the 2022 Plan exceeds the number of shares registered on this registration statement, the registrant will file a new registration statement to register the additional shares. Note 1c. The proposed maximum offering price per ordinary share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$161.145 per ADSs, the average of the high and low prices for the registrant's ADSs as quoted on the Nasdaq Capital Market on January 23, 2026.